Share Capital	6 Months Ended
Jun. 30, 2023
Share Capital [Abstract]
SHARE CAPITAL
16	SHARE CAPITAL

	December 31, 2022	June 30, 2023	December 31, 2022	June 30, 2023
	Number of ordinary shares	Number of ordinary shares	RM	RM	USD
Paid up capital:
At beginning of year / period	50,000	34,412,259	220,000	13,127,427	2,812,277
Share buyback	(50,000)	-	(220,000)	-	-
Issuance of shares(1)	33,400,100	-	3,330	-	-
Issuance of shares(2)	1,012,159	-	13,124,097	-	-
Issuance of shares(3)	-	1,280,000	-	16,939,389	3,628,910
Issuance of shares(4)	-	600,000	-	7,002,234	1,500,082
At of end of year / period	34,412,259	36,292,259	13,127,427	37,069,050	7,941,269

As of December 31, 2021, the Company has authorized 50,000 ordinary shares at USD 1.00. The paid up ordinary shares has no par value and carry one vote per share and carry a right to dividends as and when declared by the Company.

(1)	On April 8, 2022, VCI Global Limited issued a total of 33,400,100 shares at USD 0.0001 to V Capital Kronos Berhad’s shareholders in exchange of their shares in V Capital Kronos Berhad. For the purposes of comparative value in calculating the Group’s earnings per share (“EPS”), the Group has assumed that 33,400,100 shares were outstanding from 1 January 2020 to 31 December 2021 as would be included in the denominator of the EPS calculation.

(2)	From April 8, 2022 until November 1, 2022, a total of additional 1,012,159 ordinary shares have been issued to various investors between USD 2.50 to USD 4.00 per share.

(3)	On April 2023, a total of 1,280,000 ordinary shares is issued in initial offering at USD4.00 per ordinary share, after deduct the IPO expenses.

(4)	On May 31, 2023, a total of 600,000 ordinary shares is issued to Globexus Holding Corp as part of share-swap arrangement for 500 Globexus Holding Corp’s shares.